Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,149,500
Previously Paid Amount	0.00
Total Fee Amount	5,544.65
Total Offset Amount	0.00
Net Fee	5,544.65
Narrative - Max Aggregate Offering Price	$ 40,149,500
Final Prospectus	true